A, B, C, Select Shares | JPMorgan Intrepid Mid Cap Fund
JPMorgan Intrepid Mid Cap Fund Class/Ticker: A/PECAX; B/ODMBX; C/ODMCX; Select/WOOPX
What is the goal of the Fund?
The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 77 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - A, B, C, Select Shares JPMorgan Intrepid Mid Cap Fund	Class A		Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%		none	none	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	none	[1]	5.00%	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A, B, C, Select Shares JPMorgan Intrepid Mid Cap Fund		Class A	Class B	Class C	Select Class
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	0.75%	none
Other Expenses		0.49%	0.49%	0.48%	0.49%
Shareholder Service Fees		0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses		0.24%	0.24%	0.23%	0.24%
Total Annual Fund Operating Expenses		1.39%	1.89%	1.88%	1.14%
Fee Waivers and Expense Reimbursements	[1]	(0.15%)	none	none	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.24%	1.89%	1.88%	0.99%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - A, B, C, Select Shares JPMorgan Intrepid Mid Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	645	928	1,232	2,094
Class B	692	894	1,221	2,082
Class C	291	591	1,016	2,201
Select Class	101	347	613	1,373

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - A, B, C, Select Shares JPMorgan Intrepid Mid Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	645	928	1,232	2,094
Class B	192	594	1,021	2,082
Class C	191	591	1,016	2,201
Select Class	101	347	613	1,373

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

What are the Fund's main investment strategies?

Under normal circumstances, at least 80% of the Fund's Assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. As of the last reconstitution of the Russell Midcap Index on June 30, 2011, the market capitalizations of the companies in the index ranged from $661 million to $17.9 billion. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell Midcap Index that the adviser believes have characteristics such as attractive valuations and other attributes that the adviser believes should lead to relative out performance.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund's investment criteria listed above or if the adviser believes that more attractive opportunities are available.

The Fund's Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk. The Fund's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Index and the Lipper Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.98%
Worst Quarter	4th quarter, 2008	–23.42%
The Fund's year-to-date total return through 9/30/11 was –12.51%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - A, B, C, Select Shares JPMorgan Intrepid Mid Cap Fund	Past 1 Year	Past 5 Years	Past 10 Years
Select Class	19.34%	2.90%	4.72%
Select Class Return After Taxes on Distributions	19.25%	1.94%	3.47%
Select Class Return After Taxes on Distributions and Sale of Fund Shares	12.66%	2.27%	3.76%
Class A	12.85%	1.54%	3.90%
Class B	13.32%	1.63%	3.89%
Class C	17.30%	2.01%	3.75%
RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	25.47%	4.66%	6.54%
LIPPER MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	24.01%	5.08%	5.68%

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.